Financial Instruments and Risk Management (Effect of Derivative Instruments on the Consolidated Statements of Operations Derivatives in Fair Value Hedging Relationships) (Details) (Fair value hedging relationships, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 35.6	$ (17.9)	$ 19.6
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	(27.0)	32.9	(6.8)
Interest expense | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	35.6	(17.9)	19.6
Interest expense | 2016 Senior Notes (1.800% coupon)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	(0.9)	0.4
Interest expense | 2018 Senior Notes (6.000% coupon)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	4.6	17.1	(6.8)
Interest expense | 2023 Senior Notes (3.125% coupon)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	(45.7)	15.4
Other expense (income), net | 2018 Senior Notes (6.000% coupon)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	$ (15.0)